General and Administrative Expenses	6 Months Ended
Jun. 30, 2023
General and Administrative Expenses [Abstract]
General and administrative expenses

Note 8 — General and administrative expenses.

	Six months	Six months	For the year
	ended	ended	ended
	June 30,	June 30,	December 31,
	2023	2022	2022

Professional services	529	457	1,085
Share-based compensation	1,271	1,953	3,513
Salaries and social benefits	700	406	837
Insurance	266	645	1,174
Traveling abroad	98	56	165
Others	249	171	362

	3,113	3,688	7,136